UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number	811-04760

DWS Advisor Funds

(Exact Name of Registrant as Specified in Charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/06

ITEM 1.               REPORT TO STOCKHOLDERS

NY Tax Free Money Fund

(formerly NY Tax Free Money Fund Investment)

Tax Free Money Fund Investment

Annual Report to
Shareholders

December 31, 2006

Contents

3 Portfolio Managment Review

8 Information About Each Fund's Expenses

10 Portfolio Summary

11 Investment Portfolios

18 Financial Statements

22 Financial Highlights

23 Notes to Financial Statements

30 Report of Independent Registered Public Accounting Firm

31 Tax Information

32 Investment Management Agreement Approval

41 Trustees and Officers

45 Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the funds' objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the funds. Please read the prospectus carefully before you invest.

An investment in these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Please read each fund's prospectus for specific details regarding its risk profile.

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Bank Trust Company Americas and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review

Tax Free Funds: A Team Approach to Investing

Deutsche Asset Management, Inc. (``DAMI'' or the ``Advisor''), which is part of Deutsche Asset Management, is the investment advisor for NY Tax Free Money Fund and Tax Free Money Fund Investment, each a series of DWS Advisor Funds (the ``Trust''). DAMI provides a full range of investment advisory services to institutional and retail clients. DAMI is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DAMI is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

A group of investment professionals is responsible for the day-to-day management of each fund.

In the following interview, Lead Portfolio Manager Sonelius Kendrick-Smith discusses the market environment and the portfolio management team's approach to managing the funds during the most recent fiscal year.

Q: Will you discuss the market environment for the funds during the most recent fiscal year?

A: During 2006, US economic growth remained on track, despite geopolitical uncertainty, wide swings in energy prices and a slowdown in the residential real estate market. First quarter 2006 gross domestic product (GDP) was robust, but growth gradually slowed. In the second and third quarters of the year, GDP came in at 2.6% and 2.0%, respectively. The US Federal Reserve Board's (the Fed's) policy of raising short-term interest rates by one-quarter percentage point at each Fed meeting from June 2004 through June 2006 seemed — at least to some observers — to be bringing the economy in for a "perfect landing" (i.e., slower growth with no resurgence in inflation.)

Beginning at its August 2006 meeting through the end of the year, the Fed "paused" from further short-term rate hikes, believing that the rate increases already in place would prevent the economy from "overheating." At the close of the 12-month period ended December 31, 2006, the federal funds rate — the overnight rate charged by banks when they borrow money from each other, which guides other interest rates — stood at 5.25%. By late December, the Fed seemed at odds with market watchers: Chairman Bernanke and the Fed governors continually stated their concern about inflation — which remains above the Fed's target range — and said that they will consider further rate hikes if inflationary pressures increase. Investors seemed more concerned about the possibility of a sharp slowdown in the economy related to the slumping housing market. Lastly, though oil prices peaked at close to $80 per barrel in August 2006, by the end of the year they had retreated to the mid-$50 range and became a less critical factor for market watchers, at least in the short term.

At the end of December 2006, the one-year London Interbank Offered Rate (LIBOR), an industry standard for measuring one-year taxable money market rates, stood at 5.32%, compared with 4.83% 12 months earlier.1

1 The LIBOR, or the London Interbank Offered Rate, is the most widely used benchmark or reference rate for short-term interest rates. LIBOR is the rate of interest at which banks borrow funds from other banks, in large volume, in the international market.

Q: How did the funds perform over their most recent fiscal year?

A: We were able to maintain a competitive tax-free yield for the funds. (All performance is historical and does not guarantee future results. Yields fluctuate and are not guaranteed.)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

7-Day Current Yield — NY Tax Free Money Fund
December 31, 2006	3.10%*
December 31, 2005	2.62%*
* The investment advisor has agreed to waive fees/reimburse expenses. Without such fee waivers/expense reimbursements the 7-day current yield would have been 2.80% as of December 31, 2006 and 2.42% as of December 31, 2005.
7-Day Current Yield — Tax Free Money Fund Investment
December 31, 2006	3.13%**
December 31, 2005	2.64%**
** The investment advisor has agreed to waive fees/reimburse expenses. Without such fee waivers/expense reimbursements the 7-day current yield would have been 3.02% as of December 31, 2006 and 2.50% as of December 31, 2005.

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the portfolio over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. Please call the Service Center at (800) 730-1313 for the product's most recent month-end performance.

Q: What has been the strategy for the funds?

A: Over the period, the supply of new tax-exempt money market securities declined by more than 10% nationwide, as a healthy US economy enabled municipalities and states to borrow less.

In searching for possible investments, we continued to focus on the highest-quality securities while seeking competitive yields across the municipal investment spectrum. As the best-known names were becoming expensive in a tighter supply environment, for Tax Free Money Fund Investment we sought to maintain as high a yield as possible by focusing on less well-known issuers that were nevertheless strong credits. For the NY Tax Free Money Fund, we focused on smaller issuers that were nevertheless liquid and top-tier in quality. We also maintained a cautious stance by targeting an average maturity similar to the funds' peers. Lastly, in purchasing three- to six-month commercial paper for the portfolios during the first half of 2006 when the Fed was increasing rates, we "laddered" maturities within the portfolio (i.e., maturities were equally staggered so that there was a steady stream of maturing securities to reinvest when rates moved higher).

Another strategy to balance higher yield with top quality instruments was to maintain a strong position in floating-rate securities as we took advantage of an increase in floating-rate interest coupons. The interest rate of floating-rate securities adjusts periodically based on indices such as the Bond Market Association Index of Variable Rate Demand Notes.2 Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment. Within the funds' floating-rate positions, we are maintaining a core allocation in municipal trust receipts (MTRs).3 MTRs, which are financing vehicles for longer-term bonds, offer slightly higher yields than conventional variable rate instruments.

2 The Bond Market Association Index of Variable Rate Demand Notes is a weekly high-grade market index consisting of seven-day, tax-exempt, variable-rate demand notes produced by Municipal Market Data Group. Actual issues are selected from Municipal Market Data's database of more than 10,000 active issues. It is not possible to invest directly into an index.
3 Municipal trust receipts (MTRs) are typically structured by a bank, broker-dealer or other financial institution by depositing municipal securities into a trust or partnership coupled with a conditional right to sell, or put, the holder's interest in the underlying securities at par plus accrued interest to a financial institution. These trusts are structured so that the purchaser of the MTR is considered to be investing in the underlying municipal securities. The structure is intended to allow the tax-exempt status of interest generated by the underlying asset to pass through to the purchaser.

Q: What detracted from performance during the period?

A: Several one-year notes purchased in 2005 and due to mature in 2006 underperformed because of the rising rate environment that we experienced over the first half of 2006. In addition, it was difficult to purchase maturities further out than the date of the next Fed meeting, when rates might once again be raised. We preferred to be cautious, which in the end cost the funds some yield but was a prudent approach in preserving principal.

Q: Will you describe your investment philosophy?

A: We continue our insistence on the highest credit quality within the funds. We also plan to maintain our conservative investment strategies and standards. We continue to apply a careful approach to investing on behalf of the funds and to seek competitive tax-free yield for our shareholders.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Information About Each Fund's Expenses

As an investor, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, each Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2006 to December 31, 2006).

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

NY Tax Free Money Fund

Expenses and Value of a $1,000 Investment for the six months ended December 31, 2006
Actual Fund Return
Beginning Account Value 7/1/06	$ 1,000.00
Ending Account Value 12/31/06	$ 1,014.40
Expenses Paid per $1,000*	$ 3.81
Hypothetical 5% Fund Return
Beginning Account Value 7/1/06	$ 1,000.00
Ending Account Value 12/31/06	$ 1,021.42
Expenses Paid per $1,000*	$ 3.82
* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratio
NY Tax Free Money Fund	.75%

For more information, please refer to the Fund's prospectus.

Tax Free Money Fund Investment

Expenses and Value of a $1,000 Investment for the six months ended December 31, 2006
Actual Fund Return
Beginning Account Value 7/1/06	$ 1,000.00
Ending Account Value 12/31/06	$ 1,014.40
Expenses Paid per $1,000*	$ 3.81
Hypothetical 5% Fund Return
Beginning Account Value 7/1/06	$ 1,000.00
Ending Account Value 12/31/06	$ 1,021.42
Expenses Paid per $1,000*	$ 3.82
* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratio
Tax Free Money Fund Investment	.75%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

NY Tax Free Money Fund

Asset Allocation	12/31/06	12/31/05

Municipal Investments Municipal Variable Rate Demand Notes	72%	87%
Municipal Bonds and Notes	28%	13%
	100%	100%
Weighted Average Maturity

NY Tax Free Money Fund	28 days	26 days
iMoneyNet State Specific Retail Money Funds Average*	27 days	27 days
* The Fund is compared to its respective iMoneyNet Category: State Specific Retail Money Funds Average — Category consists of all retail national and state tax-free and municipal money funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes, Commercial Paper, Put Bonds — 6 months and less, Put Bonds — over 6 months, AMT Paper, and Other Tax-Free holdings. Consists of all funds in the National Tax-Free Retail and State-Specific Retail categories.

Tax Free Money Fund Investment

Asset Allocation	12/31/06	12/31/05

Municipal Investments Municipal Variable Rate Demand Notes	83%	83%
Municipal Bonds and Notes	17%	17%
	100%	100%
Weighted Average Maturity

Tax Free Money Fund Investment	29 days	34 days
iMoneyNet National Retail Tax Free Money Funds Average**	31 days	31 days
** The Fund is compared to its respective iMoneyNet Category: National Retail Tax Free Money Funds Average — Category consists of all national tax-free and municipal retail funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes, Commercial Paper, Put Bonds — 6 months or less, Put Bonds — over 6 months, AMT Paper, and Other Tax-Free holdings.

Asset allocation and weighted average maturity are subject to change.

For more complete details about the Funds' holdings, see pages 11 and 14. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Funds as of month end will be posted to www.dws-scudder.com on or after the last day of the following month. In addition, the Funds' top ten holdings and other information about the Funds is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end. Please see the Account Management Resources section for more contact information.

Following the Funds' fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolios as of December 31, 2006

NY Tax Free Money Fund

	Principal Amount ($)	Value ($)

Municipal Investments 98.6%
New York 94.2%
Erie County, NY, Industrial Development Agency, Civic Facility Revenue, Suburban Adult Services, 3.99%*, 6/1/2022, KeyBank NA (a)	1,235,000	1,235,000
Mineola, NY, Union Free School District, Tax Anticipation Notes, 4.5%, 6/29/2007	5,000,000	5,014,139
New York, Convention Center Development Corp. Revenue, Series 1247Z, 144A, 3.95%*, 11/15/2013 (b)	1,000,000	1,000,000
New York, Metropolitan Transportation Authority Revenue:
Series 848-D, 144A, 3.93%*, 11/15/2021 (b)	1,789,500	1,789,500
Series 1040, 144A, 3.95%*, 11/15/2020 (b)	500,000	500,000
3.96%*, 11/15/2030 (b)	2,480,000	2,480,000
New York, State Environmental Facilities Corp., Pollution Control Revenue, Series PA-1261, 144A, 3.95%*, 12/15/2009 (b)	500,000	500,000
New York, State General Obligation, Series B, 3.6%*, 3/15/2030, Dexia Credit Local France (a)	2,000,000	2,000,000
New York, State Housing Finance Agency Revenue, 100 Maien Lane Housing, Series A, 3.89%*, 11/1/2037, Bank of New York (a)	1,000,000	1,000,000
New York, State Power Authority, 3.48%, 1/5/2007	3,000,000	3,000,000
New York, State Power Authority Revenue & General Purpose, 3.6%*, 3/1/2016	3,500,000	3,500,000
New York, State Thruway Authority, Personal Income Tax Revenue, Series PT-3027, 144A, 3.95%*, 3/15/2025 (b)	2,470,000	2,470,000
New York, Tobacco Settlement Financing Corp., Series R-6500, 144A, 3.96%*, 6/1/2021 (b)	2,620,000	2,620,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Abraham Joshua Heschel Project, 3.94%*, 4/1/2032, Allied Irish Bank PLC (a)	1,505,000	1,505,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Allen Stevenson School, 3.93%*, 12/1/2034, Allied Irish Bank PLC (a)	1,105,000	1,105,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Jewish Board of Family Services, 3.93%*, 7/1/2025, Allied Irish Bank PLC (a)	2,250,000	2,250,000
New York City, NY, Municipal Water Finance Authority, 3.6%, 1/4/2007	2,000,000	2,000,000
New York City, NY, Transitional Finance Authority Building Aid Revenue, 144A, 3.96%*, 7/15/2036 (b)	2,000,000	2,000,000
New York City, NY, Transitional Finance Authority Revenue, Series A-40, 144A, 3.94%*, 11/1/2026 (b)	955,000	955,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A-1, 3.95%*, 11/15/2022	45,000	45,000
New York, NY, General Obligation:
Series 1318, 144A, 3.95%*, 6/1/2013 (b)	995,000	995,000
Series B-3, 3.93%*, 1/1/2032	500,000	500,000
Series B-13, 144A, 3.94%*, 11/15/2021 (b)	2,065,000	2,065,000
Onondaga County, NY, Industrial Development Agency, Civic Facility Revenue, YMCA of Greater Syracuse, Series A, 3.99%*, 11/1/2025, HSBC Bank PLC (a)	3,585,000	3,585,000
Orange County, NY, Industrial Development Agency, Civic Facility Revenue, St. Lukes Cornwall Hospital Project, 3.94%*, 7/1/2032, KeyBank NA (a)	1,000,000	1,000,000
Port Authority of New York & New Jersey, State General Obligation, 3.53%, 2/8/2007	2,500,000	2,500,000
Schenectady County, NY, Industrial Development Agency, Civic Facility Revenue, Sunnyview Hospital, Series B, 3.94%*, 8/1/2033, KeyBank NA (a)	2,205,000	2,205,000
Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, St. Anthonys High School Civic, 3.94%*, 12/1/2036, Sovereign Bank FSB (a)	1,400,000	1,400,000
Yates County, NY, Industrial Development Agency, Civic Facility Revenue, Series B, 3.94%*, 9/1/2015, KeyBank NA (a)	250,000	250,000
		51,468,639
Puerto Rico 4.4%
ABN AMRO, Munitops Certificates Trust, Series 2000-17, 144A, 3.92%*, 10/1/2008	1,400,000	1,400,020
Commonwealth of Puerto Rico, Highway & Transportation Authority Revenue, Certificates Macon Trust, Series R, 144A, 3.92%*, 7/1/2035 (b)	1,000,000	1,000,000
		2,400,020
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $53,868,659)+	98.6	53,868,659
Other Assets and Liabilities, Net	1.4	750,386
Net Assets	100.0	54,619,045
* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of December 31, 2006.
+ The cost for federal income tax purposes was $53,868,659.
(a) Security incorporates a letter of credit from a major bank.
(b) Bond is insured by one of these companies.
Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group	8.1
Financial Guaranty Insurance Company	7.6
Financial Security Assurance, Inc.	8.7
MBIA Corp.	8.0

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Tax Free Money Fund Investment

	Principal Amount ($)	Value ($)

Municipal Investments 99.3%
Alabama 1.2%
Jefferson County, AL, Sewer Revenue, Capital Improvement Warrants, Series A, 3.95%*, 2/1/2042 (a)	1,350,000	1,350,000
Arizona 3.3%
Arizona, Salt River Project Agricultural Improvement & Power District:
3.5%, 2/6/2007	1,000,000	1,000,000
3.54%, 2/6/2007	2,600,000	2,600,000
		3,600,000
California 0.9%
ABN AMRO, Munitops Certificates Trust, Series 2005-43, 144A, 3.94%*, 8/1/2013 (a)	1,040,000	1,040,000
Colorado 5.0%
Colorado, Health Facilities Authority Revenue, Catholic Health Initiatives, Series B-1, 3.93%*, 3/1/2023	2,800,000	2,800,000
Colorado, Postsecondary Educational Facilities Authority Revenue, Mullen High School Project, 4.01%*, 8/1/2017, Wells Fargo Bank NA (b)	2,690,000	2,690,000
		5,490,000
District of Columbia 2.2%
District of Columbia, General Obligation, Series B-33, 144A, 3.95%*, 6/1/2025 (a)	2,470,000	2,470,000
Florida 1.3%
Jacksonville, FL, Electric Systems Authority Revenue, Series B, 4.0%*, 10/1/2030	400,000	400,000
Jacksonville, FL, Health Facilities Authority, Hospital Revenue, Series A, 3.99%*, 8/15/2033, Bank of America NA (b)	1,000,000	1,000,000
		1,400,000
Illinois 5.4%
Chicago, IL, General Obligation, Series Z-10, 144A, 3.97%*, 6/29/2029 (a)	2,935,000	2,935,000
Chicago, IL, Solar Eclipse Funding Trust, Series 2006-0003, 144A, 3.94%*, 1/1/2026 (a)	500,000	500,000
Illinois, Finance Authority Revenue, Northwestern Memorial Hospital, Series B-2, 4.0%*, 8/15/2038	1,000,000	1,000,000
Illinois, Finance Authority Student Housing Revenue, Dekalb LLC Project, Series A, 3.98%*, 7/1/2038, Sovereign Bank (b)	1,500,000	1,500,000
		5,935,000
Indiana 4.8%
ABN AMRO, Munitops Certificates Trust, Series 2003-32, 144A, 3.94%*, 1/15/2012 (a)	1,000,000	1,000,000
Indiana, State Development Finance Authority Revenue, Educational Facilities, Indiana Museum of Art, 3.95%*, 2/1/2039, Bank One NA (b)	1,400,000	1,400,000
Indiana, State Educational Facilities Authority Revenue, St. Mary Woods Project, 3.97%*, 4/1/2024, Bank One NA (b)	2,900,000	2,900,000
		5,300,000
Iowa 1.9%
Iowa, Finance Authority Hospital Facility Revenue, Iowa Health Systems, Series B, 3.88%*, 7/1/2015 (a)	2,100,000	2,100,000
Kentucky 3.7%
Lexington-Fayette Urban County, KY, Industrial Development Revenue, YMCA Central Kentucky, Inc. Project, 3.97%*, 7/1/2019, Bank One Kentucky NA (b)	1,605,000	1,605,000
Somerset, KY, Blakley Family YMCA, Inc. Project, 3.97%*, 4/1/2015, Fifth Third Bank (b)	2,470,000	2,470,000
		4,075,000
Massachusetts 5.5%
Massachusetts, State Development Finance Agency Revenue, Governor Dummer Academy, 3.94%*, 8/1/2036, Citizens Bank of MA (b)	3,800,000	3,800,000
Massachusetts, State Development Finance Agency Revenue, YMCA of Greater Worcester, 3.96%*, 9/1/2041, TD BankNorth NA (b)	2,250,000	2,250,000
		6,050,000
New Jersey 8.3%
New Jersey, State Tax & Revenue Anticipation Notes, 4.5%, 6/22/2007	2,500,000	2,511,070
New Jersey, State Transportation Trust Fund Authority, Series PT-2494, 144A, 3.93%*, 12/15/2023 (a)	4,200,000	4,200,000
New Jersey, Toms River School District, 3.7%, 11/21/2007	2,500,000	2,501,206
		9,212,276
New York 6.8%
Erie County, NY, Industrial Development Agency, Civic Facility Revenue, Suburban Adult Services, 3.99%*, 6/1/2022, KeyBank NA (b)	980,000	980,000
Mineola, NY, Union Free School District, Tax Anticipation Notes, 4.5%, 6/29/2007	2,000,000	2,005,655
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Allen Stevenson School, 3.93%*, 12/1/2034, Allied Irish Bank PLC (b)	2,000,000	2,000,000
New York City, NY, Municipal Water Finance Authority, 3.6%, 1/4/2007	2,500,000	2,500,000
		7,485,655
North Carolina 1.4%
North Carolina, Capital Facilities Finance Agency Revenue, Series 1338, 144A, 3.95%*, 10/1/2041	1,595,000	1,595,000
Ohio 6.4%
Ohio, State Higher Educational Facility Community Revenue, Pooled Program, Series A, 3.98%*, 9/1/2020, Fifth Third Bank (b)	2,090,000	2,090,000
Ohio, State Higher Educational Facility Revenue, Cleveland Institution Music Project, 3.93%*, 5/1/2030, National City Bank (b)	5,000,000	5,000,000
		7,090,000
Oregon 1.8%
Portland, OR, Sewer System Revenue, Series PT-2435, 144A, 3.95%*, 10/1/2023 (a)	1,990,000	1,990,000
Pennsylvania 4.1%
Berks County, PA, Industrial Development Authority Revenue, Richard J. Caron Foundation Project, 3.97%*, 9/1/2025, Wachovia Bank NA (b)	2,545,000	2,545,000
Philadelphia, PA, School District, Tax & Revenue Anticipation Notes, Series A, 4.5%, 6/29/2007, Bank of America NA (b)	2,000,000	2,006,800
		4,551,800
Tennessee 6.3%
Montgomery County, TN, Public Building Authority, Pooled Financing Revenue, Tennessee County Loan Pool, 4.0%*, 7/1/2034, Bank of America NA (b)	2,200,000	2,200,000
Nashville & Davidson County, TN, Metropolitan Government Industrial Development Board Revenue, Nashville Symphony Hall Project, 3.9%*, 12/1/2031, Bank of America NA (b)	2,725,000	2,725,000
Tennessee, Municipal Securities Trust Certificates, Tennessee Energy, Series 2006-275, 144A, 3.94%*, 4/2/2020	1,000,000	1,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 3.96%*, 5/1/2016	1,000,000	1,000,000
		6,925,000
Texas 21.4%
Corpus Christi, TX, Utility System Revenue, Series PT-1816, 144A, 3.96%*, 7/15/2010 (a)	2,285,000	2,285,000
Cypress-FairBanks, TX, Independent School District, Series PT-2512, 144A, 3.95%*, 2/15/2022	5,140,000	5,140,000
Lufkin, TX, Health Facilities Development Corp., Health Systems Revenue, Memphis Health Systems East Texas, 3.99%*, 2/15/2035, Wachovia Bank NA (b)	700,000	700,000
Texas, Hidalgo Willacy Housing Finance Corp., Multi-Family Housing Revenue, Series F18J, 144A, 4.08%*, 1/1/2039	5,185,000	5,185,000
Texas, State Tax & Revenue Anticipation Notes, 4.5%, 8/31/2007	2,000,000	2,012,160
Texas, State Turnpike Authority, Central Texas Turnpike System Revenue, Series 1407, 144A, 3.95%*, 8/15/2042 (a)	3,000,000	3,000,000
Texas, University of Texas Systems Revenue Financing, 3.58%, 1/4/2007	1,300,000	1,300,000
Texas, Water Development Board Revenue, Series PT-2187, 144A, 3.95%*, 7/15/2021	3,980,000	3,980,000
		23,602,160
Virginia 0.4%
Virginia, College Building Authority, Educational Facilities Revenue, 21st Century College, Series B, 4.0%*, 2/1/2026	400,000	400,000
Washington 6.6%
Port Tacoma, WA, General Obligation, Series R-4036, 144A, 3.95%*, 12/1/2025 (a)	5,000	5,000
Spokane, WA, Public Facilities District Hotel, Motel & Sales Use Tax, Series R-2041, 144A, 3.95%*, 12/1/2023 (a)	3,120,000	3,120,000
Washington, State Housing Finance Commission, Nonprofit Revenue, YMCA Tacoma-Pierce County Project, 3.95%*, 12/1/2032, US Bank NA (b)	4,170,000	4,170,000
		7,295,000
Puerto Rico 0.6%
Commonwealth of Puerto Rico, General Obligation, Series 813-D, 144A, 3.9%*, 7/1/2020 (a)	640,000	640,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $109,596,891)+	99.3	109,596,891
Other Assets and Liabilities, Net	0.7	766,351
Net Assets	100.0	110,363,242
* Variable demand rate notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of December 31, 2006.
+ The cost for federal income tax purposes was $109,596,891.
(a) Bond is insured by one of these companies.
Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group	10.7
Financial Guaranty Insurance Company	4.8
Financial Security Assurance, Inc.	5.2
MBIA Corp.	3.4
(b) Security incorporates a letter of credit from a major bank.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of December 31, 2006
Assets	NY Tax Free Money Fund	Tax Free Money Fund Investment
Investments in securities, valued at amortized cost	$ 53,868,659	$ 109,596,891
Cash	7,252	187,502
Receivable for investments sold	2,396,813	—
Interest receivable	396,928	874,163
Due from advisor	61,514	57,746
Other assets	18,612	19,103
Total assets	56,749,778	110,735,405
Liabilities
Payable for investments purchased	1,913,028	—
Dividends payable	102,270	216,302
Accrued management fee	4,776	24,615
Other accrued expenses and payables	110,659	131,246
Total liabilities	2,130,733	372,163
Net assets, at value	$ 54,619,045	$ 110,363,242
Net Assets
Net assets consist of: Undistributed net investment income	—	—
Accumulated net realized gain (loss)	—	(1,339)
Paid-in capital	54,619,045	110,364,581
Net assets, at value	$ 54,619,045	$ 110,363,242
Net Asset Value
Net assets applicable to shares outstanding	$ 54,619,045	$ 110,363,242
Shares outstanding ($.001 par value per share, unlimited number of shares authorized)	54,612,628	110,361,083
Net Asset Value, offering and redemption price per share (net assets divided by shares outstanding)	$ 1.00	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the year ended December 31, 2006
Investment Income	NY Tax Free Money Fund	Tax Free Money Fund Investment
Income: Interest	$ 2,816,656	$ 4,421,612
Expenses: Management fee	123,614	197,077
Administrative service fee	208,530	516,083
Administration fee	47,654	45,371
Services to shareholders	120,911	57,795
Custodian fees	4,310	4,374
Distribution service fees	119,136	102,084
Auditing	39,886	40,530
Legal	62,285	75,322
Trustees' fees and expenses	15,205	26,640
Reports to shareholders and shareholder meeting	44,040	58,243
Registration fees	18,120	19,280
Other	7,546	15,727
Total expenses before expense reductions	811,237	1,158,526
Expense reductions	(195,403)	(172,616)
Total expenses after expense reductions	615,834	985,910
Net investment income	2,200,822	3,435,702
Net realized gain (loss) on investment transactions	3,626	818
Net increase (decrease) in net assets resulting from operations	$ 2,204,448	$ 3,436,520

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — NY Tax Free Money Fund
	Years Ended December 31,
Increase (Decrease) in Net Assets	2006	2005
Operations: Net investment income	$ 2,200,822	$ 1,680,696
Net realized gain (loss) on investment transactions	3,626	289
Net increase (decrease) in net assets resulting from operations	2,204,448	1,680,985
Distributions to shareholders from: Net investment income	(2,200,822)	(1,680,695)
Fund share transactions: Proceeds from shares sold	224,192,113	255,899,620
Reinvestment of distributions	552,803	445,761
Cost of shares redeemed	(260,266,744)	(276,418,725)
Net increase (decrease) in net assets from Fund share transactions	(35,521,828)	(20,073,344)
Increase (decrease) in net assets	(35,518,202)	(20,073,054)
Net assets at beginning of period	90,137,247	110,210,301
Net assets at end of period (including undistributed net investment income of $0 and $25,578, respectively)	$ 54,619,045	$ 90,137,247
Other Information
Shares outstanding at beginning of period	90,134,456	110,207,798
Shares sold	224,192,113	255,899,620
Shares issued to shareholders in reinvestment of distributions	552,803	445,761
Shares redeemed	(260,266,744)	(276,418,723)
Net increase (decrease) in Fund shares	(35,521,828)	(20,073,342)
Shares outstanding at end of period	54,612,628	90,134,456

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — Tax Free Money Fund Investment
	Years Ended December 31,
Increase (Decrease) in Net Assets	2006	2005
Operations: Net investment income	$ 3,435,702	$ 3,024,804
Net realized gain (loss) on investment transactions	818	(2,157)
Net increase (decrease) in net assets resulting from operations	3,436,520	3,022,647
Distributions to shareholders from: Net investment income	(3,435,701)	(3,024,804)
Fund share transactions: Proceeds from shares sold	566,794,514	733,051,760
Reinvestment of distributions	1,012,569	926,841
Cost of shares redeemed	(631,167,896)	(695,075,364)
Net increase (decrease) in net assets from Fund share transactions	(63,360,813)	38,903,237
Increase (decrease) in net assets	(63,359,994)	38,901,080
Net assets at beginning of period	173,723,236	134,822,156
Net assets at end of period (including undistributed net investment income of $0 and $2,578, respectively)	$ 110,363,242	$ 173,723,236
Other Information
Shares outstanding at beginning of period	173,721,896	134,819,039
Shares sold	566,794,514	733,051,760
Shares issued to shareholders in reinvestment of distributions	1,012,569	926,841
Shares redeemed	(631,167,896)	(695,075,744)
Net increase (decrease) in Fund shares	(63,360,813)	38,902,857
Shares outstanding at end of period	110,361,083	173,721,896

The accompanying notes are an integral part of the financial statements.

Financial Highlights

NY Tax Free Money Fund

Years Ended December 31,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations: Net investment income	.027	.017	.005	.003	.006
Net realized and unrealized gain (loss) on investment transactions[a]	—	—	—	—	—
Total from investment operations	.027	.017	.005	.003	.006
Less distributions from: Net investment income	(.027)	(.017)	(.005)	(.003)	(.006)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	2.71	1.70	.47	.32	.65
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	55	90	110	89	113
Ratio of expenses before expense reductions (%)	.98	.87	.88	.83	.82
Ratio of expenses after expense reductions (%)	.75	.75	.75	.75	.75
Ratio of net investment income (%)	2.67	1.67	.49	.33	.65
[a] Amount is less than $.005 per share. [b] Total return would have been lower had certain expenses not been reduced.

Tax Free Money Fund Investment

Years Ended December 31,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations: Net investment income	.027	.017	.005	.003	.007
Net realized and unrealized gain (loss) on investment transactions[a]	—	—	—	—	—
Total from investment operations	.027	.017	.005	.003	.007
Less distributions from: Net investment income	(.027)	(.017)	(.005)	(.003)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	2.71	1.72	.49	.33	.72
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	110	174	135	168	166
Ratio of expenses before expense reductions (%)	.88	.82	.84	.80	.80
Ratio of expenses after expense reductions (%)	.75	.75	.75	.75	.75
Ratio of net investment income (%)	2.61	1.73	.46	.32	.72
[a] Amount is less than $.005 per share. [b] Total return would have been lower had certain expenses not been reduced.

Notes to Financial Statements

A. Significant Accounting Policies

DWS Advisor Funds (the ``Trust'') is registered under the Investment Company Act of 1940, as amended (the ``1940 Act''), as a Massachusetts business trust. NY Tax Free Money Fund (formerly NY Tax Free Money Fund Investment) and Tax Free Money Fund Investment (each a ``Fund,'' and collectively, the ``Funds'') are two of the funds the Trust offers to investors. Each Fund is an open-end, diversified management investment company.

Each Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provisions were required.

At December 31, 2006, Tax Free Money Fund Investment had a net tax basis capital loss carryforward of $1,339, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2013, whichever occurs first.

During the year ended December 31, 2006, NY Tax Free Money Fund and Tax Free Money Fund Investment utilized $322 and $818 respectively, of its prior year capital loss carryforward.

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for the Fund a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Fund is taxable in certain jurisdictions), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006. On December 22, 2006, the SEC indicated that they would not object if a Fund implements FIN 48 in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. Management has begun to evaluate the application of the Interpretation to the Fund and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

Distributions of Income. The net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book to tax differences for the Funds.

At December 31, 2006, the Funds' components of distributable earnings (accumulated losses) on a tax-basis are as follows:

	NY Tax Free Money Fund	Tax Free Money Fund Investment
Undistributed tax-exempt income	$ 3,304	$ 2,580

In addition, the tax character of distributions paid to shareholders by the Funds is summarized as follows:

	Years Ended December 31,
	2006	2005
NY Tax Free Money Fund Distributions from tax-exempt income	$ 2,200,822	$ 1,680,695
Tax Free Money Fund Investment Distributions from tax-exempt income	$ 3,435,701	$ 3,024,804

For tax purposes short-term capital gains distributions are considered ordinary income distributions.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributed to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

B. Fees and Transactions with Affiliates

Investment Management Agreement. Deutsche Asset Management, Inc. ("DAMI" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is each Fund's Advisor. Effective January 1, 2007, DAMI, merged with Deutsche Investment Management Americas Inc. ("DIMA"), an indirect, wholly owned subsidiary of Deutsche Bank AG. The Board of each Fund approved a new investment management agreement between each Fund and DIMA. The new investment management agreement is identical in substance to the current investment management agreement for each Fund, except for the named investment advisor. Under the Investment Management Agreement, each Fund pays the Advisor an annual fee based on its average daily net assets, which is calculated daily and paid monthly at the annual rate of 0.15%.

For the period from January 1, 2006 through September 30, 2007, the Advisor contractually agreed to waive all or a portion of its fees and/or reimburse or pay certain operating expenses of each Fund, to the extent necessary, to maintain total operating expenses at 0.75% of its average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, and organizational and offering expenses).

Accordingly, for the year ended December 31, 2006, the total management fees charged, management fees waived and effective management fees for each Fund are as follows:

	Total Aggregated	Waived	Annual Effective Rate
NY Tax Free Money Fund	$ 123,614	$ —	.15%
Tax Free Money Fund Investment	$ 197,077	$ 8,701.14%

Administrative Service Fee. Prior to June 1, 2006, for NY Tax Free Money Fund and July 1, 2006, for Tax Free Money Fund Investment, Investment Company Capital Corp. ("ICCC" or the "Administrator"), an affiliate of the Advisor, was the Administrator for each Fund and paid the Administrator an annual fee ("Administrative Service Fee") based on its average daily net assets, which was accrued daily and payable monthly at an annual rate of 0.60%.

For the period from January 1, 2006 through May 31, 2006, ICCC received an Administrative service fee of $208,530, of which $6,351 was waived for NY Tax Free Money Fund.

For the period from January 1, 2006 through June 30, 2006, ICCC received an Administrative Service Fee of $516,083, all of which has been paid for Tax Free Money Fund Investment.

Administration Fee. Effective June 1, 2006, the Administrator agreement with ICCC was terminated and NY Tax Free Money Fund entered into an Administrative Services Agreement with DIMA, pursuant to which DIMA provides most administrative services to NY Tax Free Money Fund. For all services provided under the Administrative Services Agreement, NY Tax Free Money Fund pays DIMA an annual fee ("Administration Fee") of 0.10% of its average daily net assets, computed and accrued daily and payable monthly. For the period from June 1, 2006 through December 31, 2006, DIMA received an Administration Fee of $47,654, of which $5,276 is unpaid.

Effective July 1, 2006, the Administrator agreement with ICCC was terminated and Tax Free Money Fund Investment entered into an Administrative Service Agreement with DIMA, pursuant to which DIMA provides most administrative services to Tax Free Money Fund Investment. For all services provided under the Administrative Services Agreement, Tax Free Money Fund Investment pays DIMA an annual fee ("Administration Fee") of 0.10% of the its average daily net assets, computed and accrued daily and payable monthly. For the period from July 1, 2006 through December 31, 2006, DIMA received an Administration Fee of $45,371, of which $8,613 is unpaid.

Service Provider Fees. DWS Scudder Investments Service Company ("DWS-SISC"), an affiliate of the Advisor, is the transfer agent and dividend-paying agent for each Fund. Pursuant to a sub-transfer agency agreement between DWS-SISC and DST Systems, Inc. ("DST"), DWS-SISC has delegated certain transfer agent and dividend paying agent functions to DST. DWS-SISC compensates DST out of the shareholder servicing fee it receives from each Fund.

Prior to June 1, 2006, these fees were included in the Administrative Service Fee for NY Tax Free Money Fund. For the period June 1, 2006 through December 31, 2006, the amount charged the Fund by DWS-SISC aggregated $119,789, all of which was waived.

Prior to July 1, 2006, these fees were included in the Administrative service fee for Tax Free Money Fund Investment. For the period July 1, 2006 through December 31, 2006, the amount charged the Fund by DWS-SISC aggregated $57,168, all of which was waived.

Distribution Service Agreement. Effective June 1, 2006, for NY Tax Free Money Fund and July 1, 2006, for Tax Free Money Fund Investment, DWS Scudder Distributors, Inc. ("DWS-SDI"), an affiliate of the Advisor, provides information and administrative services ("Service Fee") to the Funds at an annual rate up to 0.25% of average daily net assets. DWS-SDI in turns has various agreements with financial service firms that provide these services and pays these fees based upon the assets of the shareholder accounts the firms service. For the periods from June 1, 2006, for NY Tax Free Money Fund and July 1, 2006, for Tax Free Money Fund Investment through December 31, 2006 the Service Fees were as follows:

	Total Aggregated	Waived	Unpaid at December 31, 2006	Annualized Effective Rate
NY Tax Free Money Fund	$ 119,136	$ 66,486	$ 31,267.11%
Tax Free Money Fund Investment	$ 102,084	$ 102,084	$ —	.00%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Funds. For the year ended December 31, 2006, the amount charged to each Fund by DIMA included in the Statement of Operations under "reports to shareholders" is as follows:

	Total Aggregated	Unpaid at December 31, 2006
NY Tax Free Money Fund	$ 7,320	$ 2,220
Tax Free Money Fund Investment	$ 7,320	$ 2,220

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each fund in the Fund Complex for which he or she serves. In addition, the Chairperson of the Board and the Chairperson of each committee of the Board receives additional compensation for their services. Payment of such fees and expenses is allocated among all such funds described above in direct proportion to their relative net assets.

C. Expense Reductions

For the year ended December 31, 2006, the Advisor reimbursed the Funds a portion of the expected fee savings for the Advisor through May 31, 2006 and June 30, 2006 for NY Tax Free Money Fund and Tax Free Money Fund Investment, respectively, related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider as follows:

Amount
NY Tax Free Money Fund	$ 2,606
Tax Free Money Fund Investment	$ 4,465

In addition, the Funds have entered into arrangements with its custodian whereby credits realized as a result of uninvested cash advances were used to reduce a portion of each Fund's expenses. During the year ended December 31, 2006, the custodian fees were reduced under these agreements as follows:

Amount
NY Tax Free Money Fund	$ 171
Tax Free Money Fund Investment	$ 198

D. Line of Credit Agreement

The Funds and several other affiliated funds (the ``Participants'') share in a $750 million revolving credit facility administered by JPMorgan Chase Bank N.A. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Regulatory Matters and Litigation

Regulatory Settlements. On December 21, 2006, Deutsche Asset Management ("DeAM") settled proceedings with the Securities and Exchange Commission ("SEC") and the New York Attorney General on behalf of Deutsche Asset Management, Inc. ("DAMI") and Deutsche Investment Management Americas Inc. ("DIMA"), the investment advisors to many of the DWS Scudder funds, regarding allegations of improper trading of fund shares at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. These regulators alleged that although the prospectuses for certain funds in the regulators' view indicated that the funds did not permit market timing, DAMI and DIMA breached their fiduciary duty to those funds in that their efforts to limit trading activity in the funds were not effective at certain times. The regulators also alleged that DAMI and DIMA breached their fiduciary duty to certain funds by entering into certain market timing arrangements with investors. These trading arrangements originated in businesses that existed prior to the currently constituted DeAM organization, which came together as a result of various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved these trading arrangements. Under the terms of the settlements, DAMI and DIMA neither admitted nor denied any wrongdoing.

The terms of the SEC settlement, which identified improper trading in the legacy Deutsche and Kemper mutual funds only, provide for payment of disgorgement in the amount of $17.2 million. The terms of the settlement with the New York Attorney General provide for payment of disgorgement in the amount of $102.3 million, which is inclusive of the amount payable under the SEC settlement, plus a civil penalty in the amount of $20 million. The total amount payable by DeAM, approximately $122.3 million, would be distributed to funds in accordance with a distribution plan to be developed by a distribution consultant. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and have already been reserved.

Among the terms of the settled orders, DeAM is subject to certain undertakings regarding the conduct of its business in the future, including: formation of a Code of Ethics Oversight Committee to oversee all matters relating to issues arising under the advisors' Code of Ethics; establishment of an Internal Compliance Controls Committee having overall compliance oversight responsibility of the advisors; engagement of an Independent Compliance Consultant to conduct a comprehensive review of the advisors' supervisory compliance and other policies and procedures designed to prevent and detect breaches of fiduciary duty, breaches of the Code of Ethics and federal securities law violations by the advisors and their employees; and commencing in 2008, the advisors shall undergo a compliance review by an independent third party.

In addition, DeAM is subject to certain further undertakings relating to the governance of the mutual funds, including that: at least 75% of the members of the Boards of Trustees/Directors overseeing the DWS Funds continue to be independent of DeAM; the Chairmen of the DWS Funds' Boards of Trustees/Directors continue to be independent of DeAM; DeAM maintain existing management fee reductions for certain funds for a period of five years and not increase management fees for certain funds during this period; the funds retain a senior officer (or independent consultants) responsible for assisting in the review of fee arrangements and monitoring compliance by the funds and the investment advisors with securities laws, fiduciary duties, codes of ethics and other compliance policies, the expense of which shall be borne by DeAM; and periodic account statements, fund prospectuses and the mutual funds' web site contain additional disclosure and/or tools that assist investors in understanding the fees and costs associated with an investment in the funds and the impact of fees and expenses on fund returns.

DeAM has also settled proceedings with the Illinois Secretary of State regarding market timing matters. The terms of the Illinois settlement provide for investor education contributions totaling approximately $4 million and a payment in the amount of $2 million to the Securities Audit and Enforcement Fund.

On September 28, 2006, the SEC and the National Association of Securities Dealers ("NASD") announced final agreements in which Deutsche Investment Management Americas Inc. ("DIMA"), Deutsche Asset Management, Inc. ("DAMI") and Scudder Distributors, Inc. ("SDI") (now known as DWS Scudder Distributors, Inc.) settled administrative proceedings regarding disclosure of brokerage allocation practices in connection with sales of the Scudder Funds' (now known as the DWS Scudder Funds) shares during 2001-2003. The agreements with the SEC and NASD are reflected in orders which state, among other things, that DIMA and DAMI failed to disclose potential conflicts of interest to the fund Boards and to shareholders relating to SDI's use of certain funds' brokerage commissions to reduce revenue sharing costs to broker-dealer firms with whom it had arrangements to market and distribute Scudder Fund shares. These directed brokerage practices were discontinued in October 2003.

Under the terms of the settlements, in which DIMA, DAMI and SDI neither admitted nor denied any of the regulators' findings, DIMA, DAMI and SDI agreed to pay disgorgement, prejudgment interest and civil penalties in the total amount of $19.3 million. The portion of the settlements distributed to the funds was approximately $17.8 million and was paid to the funds as prescribed by the settlement orders based upon the amount of brokerage commissions from each fund used to satisfy revenue sharing agreements with broker-dealers who sold fund shares. Based on the prescribed settlement order, the Funds were not entitled to a portion of the settlement.

As part of the settlements, DIMA, DAMI and SDI also agreed to implement certain measures and undertakings relating to revenue sharing payments including making additional disclosures in the fund Prospectuses or Statements of Additional Information, adopting or modifying relevant policies and procedures and providing regular reporting to the fund Boards.

Private Litigation Matters. The matters alleged in the regulatory settlements described above also serve as the general basis of a number of private class action lawsuits involving the DWS funds. These lawsuits name as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making similar allegations.

Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

F. Fund Merger

On June 28, 2006, the Board of Tax Free Money Fund Investment approved, in principle, the merger of the Tax Free Money Fund Investment (the "Acquired Fund") into the Cash Account Trust: Tax-Exempt Portfolio.

Completion of the merger is subject to a number of conditions, including final approval by each Fund's Board and approval by shareholders of the Acquired Fund at the shareholder meeting expected to be held on or about February 23, 2007.

Report of Independent Registered Public Accounting Firm

To the Trustees of DWS Advisor Funds and Shareholders of NY Tax Free Money Fund (formerly NY Tax Free Money Fund Investment) and Tax Free Money Fund Investment:

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NY Tax Free Money Fund and Tax Free Money Fund Investment (the ``Funds'') at December 31, 2006, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as ``financial statements'') are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

As described in Note F, on June 28, 2006, the Board of Tax Free Money Fund Investment approved, in principle, the merger of the Tax Free Money Fund Investment (the "Acquired Fund") into the Cash Account Trust: Tax-Exempt Portfolio.

Boston, Massachusetts February 26, 2007	PricewaterhouseCoopers LLP

Tax Information (Unaudited)

Of the dividends paid from net investment income for the NY Tax Free Money Fund and Tax Free Money Fund Investment for the taxable year ended December 31, 2006, 100% are designated as exempt interest dividends for federal income tax purposes.

Please contact a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 621-1048.

Investment Management Agreement Approval

NY Tax Free Money Fund

The Fund's Trustees approved the continuation of the Fund's investment management agreement with DAMI in September 2006. The Fund's investment management agreement was also approved by the Fund's shareholders at a special meeting held in May 2006 as part of an overall plan to standardize and add flexibility to the management agreements for the DWS funds.

In terms of the process that the Trustees followed prior to approving the agreement, shareholders should know that:

At the present time, all but one of your Fund's Trustees are independent of DAMI and its affiliates.

The Trustees meet frequently to discuss fund matters. Each year, the Trustees dedicate part or all of several meetings to contract review matters. In connection with reviewing the Fund's investment management agreement, the Trustees also review the terms of the Fund's Rule 12b-1 plan, distribution agreement, administration agreement, transfer agency agreement and other material service agreements.

In connection with the Board's 2006 contract review, the Board formed a special committee to facilitate careful review of the funds' contractual arrangements. After reviewing the Fund's arrangements, that committee recommended that the Board vote to approve the continuation of the Fund's investment management agreement.

The Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Trustees were also advised by two consultants in the course of their 2006 review of the Fund's contractual arrangements.

The Trustees believe that a long-term relationship with a capable, conscientious advisor is in the best interest of shareholders. As you may know, DAMI is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Trustees believe that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

Shareholders may focus primarily on fund performance and fees, but the Fund's Trustees consider these and many other factors, including the quality and integrity of DAMI's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

In determining to approve the continuation of the Fund's investment management agreement, the Board considered all factors that it believes relevant to the interests of Fund shareholders, including:

The investment management fee schedule for the Fund, including (i) comparative information provided by Lipper regarding investment management fee rates paid to other investment advisors by similar funds and (ii) fee rates paid to DAMI by similar funds and institutional accounts advised by DAMI (if any). With respect to management fees paid to other investment advisors by similar funds, the Trustees noted that the fee rates paid by the Fund were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2005). The Board gave a lesser weight to fees paid by similar institutional accounts advised by DAMI, in light of the material differences in the scope of services provided to mutual funds as compared to those provided to institutional accounts. Taking into account the foregoing, the Board concluded that the fee schedule in effect for the Fund represents reasonable compensation in light of the nature, extent and quality of the investment services being provided to the Fund.

The extent to which economies of scale would be realized as the Fund grows. In this regard, the Board noted that while the Fund's investment management fee schedule does not include breakpoints, the Board intends to seek implementation of one or more breakpoints once the Fund reaches an efficient operating size. The Board concluded that the Fund's fee schedule represents an appropriate sharing between Fund shareholders and DAMI of such economies of scale as may exist in the management of the Fund at current asset levels.

The total operating expenses of the Fund. In this regard, the Board noted that the total (net) operating expenses of the Fund (Investment Class shares) are expected to be lower than the median (2nd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2005). The Board considered the expenses of this class to be representative for purposes of evaluating other classes of shares. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitation agreed to by DAMI helped to ensure that the Fund's total (net) operating expenses would be competitive relative to the applicable Lipper universe.

The investment performance of the Fund and DAMI, both absolute and relative to various benchmarks and industry peer groups. The Board noted that the Fund's performance (Investment Class shares) was in the 4th quartile of the applicable Lipper universe for each of the one-, three- and five-year periods ended June 30, 2006. The Board also observed that the Fund has underperformed its benchmark in each of the one-, three- and five-year periods ended June 30, 2006. The Board recognized that DAMI has made significant changes in its investment personnel and processes in recent years in an effort to improve long-term performance.

The nature, extent and quality of the advisory services provided by DAMI. The Board considered extensive information regarding DAMI, including DAMI's personnel (including particularly those personnel with responsibilities for providing services to the Fund), resources, policies and investment processes. The Board also considered the terms of the investment management agreement, including the scope of services provided under the agreement. In this regard, the Board concluded that the quality and range of services provided by DAMI have benefited and should continue to benefit the Fund and its shareholders.

The costs of the services to, and profits realized by, DAMI and its affiliates from their relationships with the Fund. The Board reviewed information concerning the costs incurred and profits realized by DAMI during 2005 from providing investment management services to the Fund (and, separately, to the entire DWS Scudder fund complex), and reviewed with DAMI the cost allocation methodology used to determine DAMI's profitability. In analyzing DAMI's costs and profits, the Board also reviewed the fees paid to and services provided by DAMI and its affiliates with respect to administrative services, transfer agent services, shareholder servicing and distribution (including fees paid pursuant to 12b-1 plans), as well as information regarding other possible benefits derived by DAMI and its affiliates as a result of DAMI's relationship with the Fund. As part of this review, the Board considered information provided by an independent accounting firm engaged to review DAMI's cost allocation methodology and calculations. The Board concluded that the Fund's investment management fee schedule represented reasonable compensation in light of the costs incurred by DAMI and its affiliates in providing services to the Fund. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), Deutsche Asset Management's overall profitability with respect to the DWS Scudder fund complex (after taking into account distribution and other services provided to the funds by DAMI and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

The practices of DAMI regarding the selection and compensation of brokers and dealers executing portfolio transactions for the Fund. The Board considered that a portion of the Fund's brokerage may be allocated to affiliates of DAMI, subject to compliance with applicable SEC rules. The Board also reviewed and approved, subject to ongoing review by the Board, a plan whereby a limited portion of the Fund's brokerage may in the future be allocated to brokers who acquire (and provide to DAMI and its affiliates) research services from third parties that are generally useful to DAMI and its affiliates in managing client portfolios. The Board indicated that it would continue to monitor the allocation of the Fund's brokerage to ensure that the principle of "best price and execution" remains paramount in the portfolio trading process.

DAMI's commitment to and record of compliance, including its written compliance policies and procedures. In this regard, the Board considered DAMI's commitment to indemnify the Fund against any costs and liabilities related to lawsuits or regulatory actions making allegations regarding market timing, revenue sharing, fund valuation or other subjects arising from or relating to pending regulatory inquiries. The Board also considered the significant attention and resources dedicated by DAMI to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of DAMI's chief compliance officer, (ii) the large number of compliance personnel who report to DAMI's chief compliance officer, and (iii) the substantial commitment of resources by Deutsche Asset Management to compliance matters.

Deutsche Bank's commitment to its US mutual fund business. The Board considered recent and ongoing efforts by Deutsche Bank to restructure its US mutual fund business to improve efficiency and competitiveness and to reduce compliance and operational risk. The Board considered assurances received from Deutsche Bank that it would commit the resources necessary to maintain high-quality services to the Fund and its shareholders while various organizational initiatives are being implemented. The Board also considered Deutsche Bank's strategic plans for its US mutual fund business, the potential benefits to Fund shareholders and Deutsche Bank's management of the DWS fund group, one of Europe's most successful fund groups.

Based on all of the foregoing, the Board determined to continue the Fund's investment management agreement, and concluded that the continuation of such agreement was in the best interests of the Fund's shareholders.

In reaching this conclusion the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, many of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the agreement.

In December 2006, the Board approved an amended and restated investment management agreement with Deutsche Investment Management Americas Inc. ("DIMA") in connection with the merger of DAMI into DIMA. In determining to approve this agreement, the Board considered Deutsche Bank's representations that this change was administrative in nature, and would not involve any change in operations or services provided to the fund, or to the personnel involved with providing such services.

Tax Free Money Fund Investment

The Fund's Trustees approved the continuation of the Fund's investment management agreement with DAMI in September 2006. The Fund's investment management agreement was also approved by the Fund's shareholders at a special meeting held in May 2006 as part of an overall plan to standardize and add flexibility to the management agreements for the DWS funds.

In terms of the process that the Trustees followed prior to approving the agreement, shareholders should know that:

At the present time, all but one of your Fund's Trustees are independent of DAMI and its affiliates.

The Trustees meet frequently to discuss fund matters. Each year, the Trustees dedicate part or all of several meetings to contract review matters. In connection with reviewing the Fund's investment management agreement, the Trustees also review the terms of the Fund's Rule 12b-1 plan, distribution agreement, administration agreement, transfer agency agreement and other material service agreements.

In connection with the Board's 2006 contract review, the Board formed a special committee to facilitate careful review of the funds' contractual arrangements. After reviewing the Fund's arrangements, that committee recommended that the Board vote to approve the continuation of the Fund's investment management agreement.

The Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Trustees were also advised by two consultants in the course of their 2006 review of the Fund's contractual arrangements.

The Trustees believe that a long-term relationship with a capable, conscientious advisor is in the best interest of shareholders. As you may know, DAMI is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Trustees believe that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

Shareholders may focus primarily on fund performance and fees, but the Fund's Trustees consider these and many other factors, including the quality and integrity of DAMI's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

In determining to approve the continuation of the Fund's investment management agreement, the Board considered all factors that it believes relevant to the interests of Fund shareholders, including:

The investment management fee schedule for the Fund, including (i) comparative information provided by Lipper regarding investment management fee rates paid to other investment advisors by similar funds and (ii) fee rates paid to DAMI by similar funds and institutional accounts advised by DAMI (if any). With respect to management fees paid to other investment advisors by similar funds, the Trustees noted that the fee rates paid by the Fund were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2005). The Board gave a lesser weight to fees paid by similar institutional accounts advised by DAMI, in light of the material differences in the scope of services provided to mutual funds as compared to those provided to institutional accounts. Taking into account the foregoing, the Board concluded that the fee schedule in effect for the Fund represents reasonable compensation in light of the nature, extent and quality of the investment services being provided to the Fund.

The extent to which economies of scale would be realized as the Fund grows. In this regard, the Board noted that while the Fund's investment management fee schedule does not include breakpoints, the Board intends to seek implementation of one or more breakpoints once the Fund reaches an efficient operating size. The Board concluded that the Fund's fee schedule represents an appropriate sharing between Fund shareholders and DAMI of such economies of scale as may exist in the management of the Fund at current asset levels.

The total operating expenses of the Fund. In this regard, the Board noted that the total (net) operating expenses of the Fund (Investment Class shares) are expected to be lower than the median (2nd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2005). The Board considered the expenses of this class to be representative for purposes of evaluating other classes of shares. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitation agreed to by DAMI helped to ensure that the Fund's total (net) operating expenses would be competitive relative to the applicable Lipper universe.

The investment performance of the Fund and DAMI, both absolute and relative to various benchmarks and industry peer groups. The Board noted that for the one-, three- and five-year periods ended June 30, 2006, the Fund's performance (Investment Class shares) was in the 3rd quartile, 3rd quartile and 4th quartile, respectively, of the applicable Lipper universe. The Board also observed that the Fund has underperformed its benchmark in each of the one-, three- and five-year periods ended June 30, 2006. The Board recognized that DAMI has made significant changes in its investment personnel and processes in recent years in an effort to improve long-term performance.

The nature, extent and quality of the advisory services provided by DAMI. The Board considered extensive information regarding DAMI, including DAMI's personnel (including particularly those personnel with responsibilities for providing services to the Fund), resources, policies and investment processes. The Board also considered the terms of the investment management agreement, including the scope of services provided under the agreement. In this regard, the Board concluded that the quality and range of services provided by DAMI have benefited and should continue to benefit the Fund and its shareholders.

The costs of the services to, and profits realized by, DAMI and its affiliates from their relationships with the Fund. The Board reviewed information concerning the costs incurred and profits realized by DAMI during 2005 from providing investment management services to the Fund (and, separately, to the entire DWS Scudder fund complex), and reviewed with DAMI the cost allocation methodology used to determine DAMI's profitability. In analyzing DAMI's costs and profits, the Board also reviewed the fees paid to and services provided by DAMI and its affiliates with respect to administrative services, transfer agent services, shareholder servicing and distribution (including fees paid pursuant to 12b-1 plans), as well as information regarding other possible benefits derived by DAMI and its affiliates as a result of DAMI's relationship with the Fund. As part of this review, the Board considered information provided by an independent accounting firm engaged to review DAMI's cost allocation methodology and calculations. The Board concluded that the Fund's investment management fee schedule represented reasonable compensation in light of the costs incurred by DAMI and its affiliates in providing services to the Fund. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), Deutsche Asset Management's overall profitability with respect to the DWS Scudder fund complex (after taking into account distribution and other services provided to the funds by DAMI and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

The practices of DAMI regarding the selection and compensation of brokers and dealers executing portfolio transactions for the Fund. The Board considered that a portion of the Fund's brokerage may be allocated to affiliates of DAMI, subject to compliance with applicable SEC rules. The Board also reviewed and approved, subject to ongoing review by the Board, a plan whereby a limited portion of the Fund's brokerage may in the future be allocated to brokers who acquire (and provide to DAMI and its affiliates) research services from third parties that are generally useful to DAMI and its affiliates in managing client portfolios. The Board indicated that it would continue to monitor the allocation of the Fund's brokerage to ensure that the principle of "best price and execution" remains paramount in the portfolio trading process.

DAMI's commitment to and record of compliance, including its written compliance policies and procedures. In this regard, the Board considered DAMI's commitment to indemnify the Fund against any costs and liabilities related to lawsuits or regulatory actions making allegations regarding market timing, revenue sharing, fund valuation or other subjects arising from or relating to pending regulatory inquiries. The Board also considered the significant attention and resources dedicated by DAMI to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of DAMI's chief compliance officer; (ii) the large number of compliance personnel who report to DAMI's chief compliance officer; and (iii) the substantial commitment of resources by Deutsche Asset Management to compliance matters.

Deutsche Bank's commitment to its US mutual fund business. The Board considered recent and ongoing efforts by Deutsche Bank to restructure its US mutual fund business to improve efficiency and competitiveness and to reduce compliance and operational risk. The Board considered assurances received from Deutsche Bank that it would commit the resources necessary to maintain high-quality services to the Fund and its shareholders while various organizational initiatives are being implemented. The Board also considered Deutsche Bank's strategic plans for its US mutual fund business, the potential benefits to Fund shareholders and Deutsche Bank's management of the DWS fund group, one of Europe's most successful fund groups.

Based on all of the foregoing, the Board determined to continue the Fund's investment management agreement, and concluded that the continuation of such agreement was in the best interests of the Fund's shareholders.

In reaching this conclusion the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, many of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the agreement.

In December 2006, the Board approved an amended and restated investment management agreement with Deutsche Investment Management Americas, Inc. ("DIMA") in connection with the merger of DAMI into DIMA. In determining to approve this agreement, the Board considered Deutsche Bank's representations that this change was administrative in nature, and would not involve any change in operations or services provided to the fund, or to the personnel involved with providing such services.

Trustees and Officers

The following table presents certain information regarding the Board Members and Officers of the Trust as of December 31, 2006. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Independent Board Member is c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33904. The term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served	Business Experience and Directorships During the Past Five Years	Number of Funds in Fund Complex Overseen
Dawn-Marie Driscoll (1946) Chairperson since 2006 Board Member since 2006	President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley College; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: Advisory Board, Center for Business Ethics, Bentley College; Trustee, Southwest Florida Community Foundation (charitable organization). Former Directorships: Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	87
Henry P. Becton, Jr. (1943) Board Member since 2006	President, WGBH Educational Foundation. Directorships: Association of Public Television Stations; Becton Dickinson and Company[1] (medical technology company); Belo Corporation[1] (media company); Boston Museum of Science; Public Radio International. Former Directorships: American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service	85
Keith R. Fox (1954) Board Member since 2006	Managing General Partner, Exeter Capital Partners (a series of private equity funds). Directorships: Progressive Holding Corporation (kitchen goods importer and distributor); Natural History, Inc. (magazine publisher); Box Top Media Inc. (advertising). Former Directorships: The Kennel Shop (retailer)	87
Kenneth C. Froewiss (1945) Board Member since 2006	Clinical Professor of Finance, NYU Stern School of Business (1997-present); Member, Finance Committee, Association for Asian Studies (2002-present); Director, Mitsui Sumitomo Insurance Group (US) (2004-present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	87
Martin J. Gruber (1937) Board Member since 1999	Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since September 1965); Director, Japan Equity Fund, Inc. (since January 1992), Thai Capital Fund, Inc. (since January 2000), Singapore Fund, Inc. (since January 2000), National Bureau of Economic Research (since January 2006). Formerly, Trustee, TIAA (pension funds) (January 1996-January 2000); Trustee, CREF and CREF Mutual Funds (January 2000-March 2005); Chairman, CREF and CREF Mutual Funds (February 2004-March 2005); and Director, S.G. Cowen Mutual Funds (January 1985-January 2001)	87
Richard J. Herring (1946) Board Member since 1999	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center (since July 2000). Formerly, Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000); Director, Lauder Institute of International Management Studies (since July 2000-June 2006)	87
Graham E. Jones (1933) Board Member since 2002	Senior Vice President, BGK Realty, Inc. (commercial real estate) (since 1995). Formerly, Trustee of various investment companies managed by Sun Capital Advisors, Inc. (1998-2005), Morgan Stanley Asset Management (1985-2001) and Weiss, Peck and Greer (1985-2005)	87
Rebecca W. Rimel (1951) Board Member since 2002	President and Chief Executive Officer, The Pew Charitable Trusts (charitable foundation) (1994 to present); Trustee, Thomas Jefferson Foundation (charitable organization) (1994 to present); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001 to present). Formerly, Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983 to 2004); Board Member, Investor Education (charitable organization) (2004-2005)	87
Philip Saunders, Jr. (1935) Board Member since 1986	Principal, Philip Saunders Associates (economic and financial consulting) (since November 1988). Formerly, Director, Financial Industry Consulting, Wolf & Company (consulting) (1987-1988); President, John Hancock Home Mortgage Corporation (1984-1986); Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. (1982-1986)	87
William N. Searcy, Jr. (1946) Board Member since 2002	Private investor since October 2003; Trustee of eight open-end mutual funds managed by Sun Capital Advisers, Inc. (since October 1998). Formerly, Pension & Savings Trust Officer, Sprint Corporation[1] (telecommunications) (November 1989-September 2003)	87
Jean Gleason Stromberg (1943) Board Member since 2006	Retired. Formerly, Consultant (1997-2001); Director, US Government Accountability Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; Service Source, Inc. Former Directorships: Mutual Fund Directors Forum (2002-2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)	87
Carl W. Vogt (1936) Board Member since 2006	Retired Senior Partner, Fulbright & Jaworski, L.L.P. (law firm); formerly, President (interim) of Williams College (1999-2000); formerly, President of certain funds in the Deutsche Asset Management family of funds (formerly, Flag Investors family of funds) (registered investment companies) (1999-2000). Directorships: Yellow Corporation (trucking); American Science & Engineering (x-ray detection equipment). Former Directorships: ISI Family of Funds (registered investment companies, four funds overseen); National Railroad Passenger Corporation (Amtrak); Waste Management, Inc. (solid waste disposal). Formerly, Chairman and Member, National Transportation Safety Board
		85
Interested Board Member
Name, Year of Birth, Position with the Fund and Length of Time Served	Business Experience and Directorships During the Past Five Years	Number of Funds in Fund Complex Overseen
Axel Schwarzer[2] (1958) Board Member since 2006	Managing Director[4], Deutsche Asset Management; Head of Deutsche Asset Management Americas; CEO of DWS Scudder; formerly, board member of DWS Investments, Germany (1999-2005); formerly, Head of Sales and Product Management for the Retail and Private Banking Division of Deutsche Bank in Germany (1997-1999); formerly, various strategic and operational positions for Deutsche Bank Germany Retail and Private Banking Division in the field of investment funds, tax driven instruments and asset management for corporates (1989-1996)	86
Officers[3]
Name, Year of Birth, Position with the Fund and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held
Michael G. Clark[5] (1965) President, 2006-present	Managing Director[4], Deutsche Asset Management (2006-present); President of DWS family of funds; formerly, Director of Fund Board Relations (2004-2006) and Director of Product Development (2000-2004), Merrill Lynch Investment Managers; Senior Vice President Operations, Merrill Lynch Asset Management (1999-2000)

John Millette[6] (1962) Vice President and Secretary, 2003-present	Director[4], Deutsche Asset Management
Paul H. Schubert[5] (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present	Managing Director[4], Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

Patricia DeFilippis[5] (1963) Assistant Secretary, 2005-present	Vice President, Deutsche Asset Management (since June 2005); formerly, Counsel, New York Life Investment Management LLC (2003-2005); legal associate, Lord, Abbett & Co. LLC (1998-2003)
Elisa D. Metzger[5] (1962) Assistant Secretary 2005-present	Director[4], Deutsche Asset Management (since September 2005); formerly, Counsel, Morrison and Foerster LLP (1999-2005)
Caroline Pearson[6] (1962) Assistant Secretary, 2002-present	Managing Director[4], Deutsche Asset Management
Scott M. McHugh[6] (1971) Assistant Treasurer, 2005-present	Director[4], Deutsche Asset Management
Kathleen Sullivan D'Eramo[6] (1957) Assistant Treasurer, 2003-present	Director[4], Deutsche Asset Management
John Robbins[5] (1966) Anti-Money Laundering Compliance Officer, 2005-present	Managing Director[4], Deutsche Asset Management (since 2005); formerly, Chief Compliance Officer and Anti-Money Laundering Compliance Officer for GE Asset Management (1999-2005)
Robert Kloby[5] (1962) Chief Compliance Officer, 2006-present	Managing Director[4], Deutsche Asset Management (2004-present); formerly, Chief Compliance Officer/Chief Risk Officer, Robeco USA (2000-2004); Vice President, The Prudential Insurance Company of America (1988-2000); E.F. Hutton and Company (1984-1988)

J. Christopher Jackson[5] (1951) Chief Legal Officer, 2006-present	Director[4], Deutsche Asset Management (2006-present); formerly, Director, Senior Vice President, General Counsel and Assistant Secretary, Hansberger Global Investors, Inc. (1996-2006); Director, National Society of Compliance Professionals (2002-2005)(2006-2009)

1 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
2 The mailing address of Axel Schwarzer is c/o Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, New York 10154. Mr. Schwarzer is an interested Board Member by virtue of his positions with Deutsche Asset Management.
3 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the funds.
4 Executive title, not a board directorship.
5 Address: 345 Park Avenue, New York, New York 10154.
6 Address: Two International Place, Boston, MA 02110.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-800-621-1048.

Account Management Resources

Automated Information Line	Institutional Investor Services (800) 703-1313 Personalized account information, information on other DeAM funds and services via touchtone telephone and the ability to exchange or redeem shares.
For More Information	(800) 730-1313, option 1 To speak with a fund service representative.
Written Correspondence	Deutsche Asset Management PO Box 219210 Kansas City, MO 64121-9210
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 www.dws-scudder.com (800) 621-1148
	NY Tax Free Money Fund	Tax Free Money Fund Investment
Nasdaq Symbol	BNYXX	BTXXX
CUSIP Number	23336Y 698	23336Y 714
Fund Number	844	839

Notes

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

As of the end of the period, December 31, 2006, NY Tax Free Money Fund and Tax Free Money Fund Investment have a code of ethics, as defined in Item 2 of Form N-CSR, that applies to their Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The Funds’ audit committee is comprised solely of trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Funds’ Board of Trustees has determined that there are several “audit committee financial experts” serving on the Funds’ audit committee. The Board has determined that Keith R Fox, the chair of the Funds’ audit committee, qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on its review of Mr. Fox’s pertinent experience and education. The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

NY TAX FREE MONEY FUND

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2006	$37,500	$128	$0	$0
2005	$35,650	$225	$0	$0

The above “Audit- Related Fees” were billed for agreed upon procedures performed.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas, Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2006	$155,500	$11,930	$0
2005	$268,900	$197,605	$0

The “Audit-Related Fees” were billed for services in connection with the agreed-upon procedures related to fund mergers and additional costs related to annual audits and the above “Tax Fees” were billed in connection with tax advice and agreed-upon procedures.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2006	$0	$11,930	$0	$11,930
2005	$0	$197,605	$104,635	$302,240

All other engagement fees were billed for services in connection with training seminars and risk management initiatives for DeIM and other related entities that provide support for the operations of the fund.

TAX FREE MONEY FUND INVESTMENT

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2006	$38,000	$128	$0	$0
2005	$35,650	$225	$0	$0

The above “Audit- Related Fees” were billed for agreed upon procedures performed.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas, Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2006	$155,500	$11,930	$0
2005	$268,900	$197,605	$0

The “Audit-Related Fees” were billed for services in connection with the agreed-upon procedures related to fund mergers and additional costs related to annual audits and the above “Tax Fees” were billed in connection with tax advice and agreed-upon procedures.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2006	$0	$11,930	$0	$11,930
2005	$0	$197,605	$104,635	$302,240

All other engagement fees were billed for services in connection with training seminars and risk management initiatives for DeIM and other related entities that provide support for the operations of the fund.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Committee on Independent Trustees/Directors selects and nominates Independent Trustees/Directors. Fund shareholders may submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to: c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSR Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	NY Tax Free Money Fund and Tax Free Money Fund Investment, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	NY Tax Free Money Fund and Tax Free Money Fund Investment, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 1, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	March 1, 2007